Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] SGD ($)	USD ($) shares	SGD ($) shares
Balance at Dec. 31, 2021		$ 21,970		$ 11,292,123		$ 9,997		$ (10,078,513)		$ (380,800)		$ 864,777
Balance, shares at Dec. 31, 2021 | shares	16,250,000	16,250,000
Net loss								(919,414)		(15,998)		(935,412)
Foreign currency translation adjustment						(11,736)						(11,736)
Balance at Jun. 30, 2022		$ 21,970		11,292,123		(1,739)		(10,997,927)		(396,798)		(82,371)
Balance, shares at Jun. 30, 2022 | shares	16,250,000	16,250,000
Balance at Dec. 31, 2022		$ 21,970		11,292,123		36,153		(13,131,513)		(401,841)		(2,183,108)
Balance, shares at Dec. 31, 2022 | shares	16,250,000	16,250,000
Net loss								(2,474,856)		(22,030)	$ (1,846,402)	(2,496,886)
Foreign currency translation adjustment						32,408					$ 23,966	32,408
Issue of new shares		$ 3,722		10,615,831								$ 10,619,553
Issue of new shares | shares	2,800,000	2,800,000									2,800,000	2,800,000
Balance at Jun. 30, 2023	$ 19,050	$ 25,692	$ 16,200,462	$ 21,907,954	$ 50,700	$ 68,561	$ (11,540,613)	$ (15,606,369)	$ (313,445)	$ (423,871)	$ 4,416,154	$ 5,971,967
Balance, shares at Jun. 30, 2023 | shares	19,050,000	19,050,000